Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Voyage revenues	$ 20,982	$ 22,328
Expenses:
Voyage related costs and commissions	(8,783)	(6,597)
Vessel operating expenses	(9,468)	(9,414)
General and administrative expenses	(1,793)	(2,276)
Management fees, related parties	(538)	(532)
Management fees, other	(697)	(697)
Amortization of special survey costs	(88)	(54)
Depreciation	(4,119)	(4,164)
Vessel impairment charge	(1,543)
Bad debt provisions	(13)	(231)
Operating loss	(6,060)	(1,637)
Other (expenses) / income:
Gain from debt extinguishment	4,306
Gain from financial derivative instrument	12
Interest and finance costs, net	(3,032)	(2,157)
Total other (expenses) / income, net	1,286	(2,157)
Net loss	$ (4,774)	$ (3,794)
Loss per common share, basic and diluted	$ (0.23)	$ (0.21)
Weighted average number of common shares, basic and diluted	20,877,893	18,277,893